BUSINESS COMBINATION (Narrative) (Details) - USD ($)	1 Months Ended
	Jan. 30, 2024	Jun. 30, 2024
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 12,500,000
Consideration transferred, acquisition-date fair value		23,220,000
Contingent consideration		6,760,000
Biosensor And Continuous Glucose Monitoring [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 12,500,000
Contingent consideration	20,000,000
Acquisition-related costs	1,516,000
Payment of contingent consideration	$ 20,000,000
Description of business combination payments	a US$5.0 million payment if, within the next 12 months after closing, (i) the closing price of the Company’s ADSs does not exceed US$7.50 per ADS for at a least 20 consecutive trading days and (ii) the average daily trading volume of the Company’s ADSs does not equal or exceed 20,000 ADSs for 20 consecutive trading days, and50% of the proceeds received by the Company (up to a maximum payment of additional consideration of US$15.0 million) on our entering into certain commercial partnering agreements with certain glucose pump manufacturers in the next 24 months.
Fair value of contingent consideration date of acquisition		$ 6,800,000
Biosensor And Continuous Glucose Monitoring [Member] | Class A Ordinary shares [Member]
Disclosure of detailed information about business combination [line items]
Business combination of ordinary shares	36,000,000
Biosensor And Continuous Glucose Monitoring [Member] | American depositary share [Member]
Disclosure of detailed information about business combination [line items]
Business combination of ordinary shares	1.8